Aug. 10, 2020
North Square Oak Ridge Small Cap Growth Fund
Class C: ORICX / Class K: ORIKX / Class I: ORIYX

North Square Multi Strategy Fund
Class C: ORLCX / Class I: PORYX

North Square Oak Ridge Disciplined Growth Fund
Class I: ODGIX
Supplement dated August 10, 2020 to the Prospectus and Statement of Additional Information, each dated September 27, 2019, and the Summary Prospectus dated September 30, 2019

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), the Board approved certain changes as described below:

1. North Square Oak Ridge Small Cap Growth Fund and North Square Multi Strategy Fund - Conversion of Class C Shares and Class K Shares to Class I Shares

Based upon a recommendation by North Square Investments, LLC (the “Adviser”), the Board has approved closing Class C shares and Class K shares of the North Square Oak Ridge Small Cap Growth Fund and closing Class C shares of the North Square Multi Strategy Fund (each a “Fund” and together, the “Funds”), and converting Class C shares and Class K shares of the Funds, as applicable, to Class I shares. The Class I shares have lower expenses than Class C shares, although have higher expenses than the Class K shares. You should consult the Prospectus and Statement of Additional Information for a description of the specific expenses of the different share classes.

Effective August 18, 2020, Class C shares and Class K shares of the Funds will no longer be available for purchase for the Funds.

After the close of business on October 9, 2020 (the “Conversion Date”), the Funds will automatically convert Class C shares and Class K shares of the North Square Oak Ridge Small Cap Growth Fund and Class C shares of the North Square Multi Strategy Fund into Class I shares of the respective Funds. Prior to the conversion, shareholders of Class C shares and Class K shares of the Funds may redeem their investments as described in the Funds’ Prospectus. For shareholders planning on redeeming Class C shares of the Funds prior to their conversion to Class I shares, please note that the Adviser will waive the 1.00% contingent deferred sales charge (“CDSC”) for any shares redeemed within 12 months of purchase.

If shares are not redeemed prior to the Conversion Date, each shareholder owning Class C shares or Class K shares of the Funds will own Class I shares of the same Fund equal to the aggregate value of the shareholder’s Class C shares or Class K shares on the Conversion Date. The value of your investment will not change on that date due to the conversion, and no sales charges or fees will be imposed (including CDSC fees for conversion of Class C shares), as a result of this conversion.

Because you will own Class I shares following the conversion, you will no longer be subject to any sales charges (front-end sales charges or CDSC for Class C shares) for future transactions. The conversion will not be considered a taxable event for federal income tax purposes. Please refer to the Summary Prospectus dated September 30, 2019 for each Fund, which contains information regarding Class I shares, including the fees and expenses associated with Class I shares.

2. Change in the Name of the North Square Oak Ridge Disciplined Growth Fund

Effective as of September 4, 2020, the name of the North Square Oak Ridge Disciplined Growth Fund is being changed to the “North Square Oak Ridge All Cap Growth Fund”. The investment objective and the principal investment strategies of the Fund are not being changed in connection with the name change, and the current portfolio managers will continue to manage the Fund.

Please retain this Supplement for future reference.
NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND
North Square Oak Ridge Small Cap Growth Fund
NORTH SQUARE MULTI STRATEGY FUND
North Square Multi Strategy Fund
NORTH SQUARE OAK RIDGE ALL CAP GROWTH FUND
North Square Oak Ridge All Cap Growth Fund